Employee Benefit Plans - Fair Value (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	$ 19,929	$ 17,243	$ 15,970
Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	5,317	4,620	4,100
Total | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	19,929	17,243
Total | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	5,317	4,620
Total | Equity securities | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	14,422	11,489
Total | Equity securities | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	3,546	2,901
Total | Fixed income securities | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	5,238	5,473
Total | Fixed income securities | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	675	878
Total | Real estate | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	0	0
Total | Real estate | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	760	610
Total | Money market funds | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	269	281
Total | Money market funds | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	336	231
Level 1 | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	18,445	14,196
Level 1 | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	0	0
Level 1 | Equity securities | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	14,422	11,489
Level 1 | Equity securities | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	0	0
Level 1 | Fixed income securities | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	4,023	2,707
Level 1 | Fixed income securities | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	0	0
Level 1 | Real estate | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	0	0
Level 1 | Real estate | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	0	0
Level 1 | Money market funds | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	0	0
Level 1 | Money market funds | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	0	0
Level 2 | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	1,484	3,047
Level 2 | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	5,317	4,620
Level 2 | Equity securities | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	0	0
Level 2 | Equity securities | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	3,546	2,901
Level 2 | Fixed income securities | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	1,215	2,766
Level 2 | Fixed income securities | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	675	878
Level 2 | Real estate | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	0	0
Level 2 | Real estate | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	760	610
Level 2 | Money market funds | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	269	281
Level 2 | Money market funds | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	336	231
Level 3 | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	0	0
Level 3 | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	0	0
Level 3 | Equity securities | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	0	0
Level 3 | Equity securities | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	0	0
Level 3 | Fixed income securities | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	0	0
Level 3 | Fixed income securities | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	0	0
Level 3 | Real estate | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	0	0
Level 3 | Real estate | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	0	0
Level 3 | Money market funds | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	0	0
Level 3 | Money market funds | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair value of plan assets at end of year	$ 0	$ 0